UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
"                            Washington, D.C.  20549"

                                    Form 13F

                              Form 13F COVER PAGE

"Report for the Calendar Year or Quarter Ended: June 30, 2007"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Board of Trustees of The Leland Stanford Junior University
Address: 2770 Sand Hill Road
"         Menlo Park, CA 94025"

13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, and tables, are considered integral parts of this form."

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael S. Taylor
Title:     Operations Analyst
Phone:     650-926-0272

"Signature, Place, and Date of Signing:"

"     /s/  Michael S. Taylor, Menlo Park, CA  August 10, 2007. "

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:    			18

"Form13F Information Table Value Total:     $470,456 (thousands)"

List of Other Included Managers:			None

		FORM 13F INFORMATION TABLE

					VALUE	SHRS OR	    SH/	INVESTMENT AUTHORITY
ISSUER			        CUSIP	(x$1000)PRN AMT	    PRN DISCRETION SOLE
DOUGLAS EMMETT INC COM		25960P109 18,573    750,731SH	SOLE	  750,731
COMPLETE PRODTN SVCS INC COM	20453E109 916  	     35,460sH	SOLE	   35,460
HANSEN MED INC COM		411307101 108	      5,697SH	SOLE	    5,697
OMNITURE INC COM		68212S109 335	     14,600SH	SOLE	   14,600
MELLANOX TECHNOLOGIES LTD SHS	M51363113 1,407      67,897SH	SOLE	   67,897
ARUBA NETWORKS INC COM		043176106 2,652     131,946SH	SOLE	  131,946
ISHARES TR RUSSELL 1000 VALUE	464287598 3,340      38,504SH	SOLE	   38,504
ISHARES TR RUSSELL 2000 INDEX	464287655 10,124    122,035SH	SOLE	  122,035
ISHARES TR S&P 500 INDEX FD	464287200 5,667      37,651SH	SOLE	   37,651
ISHARES TR MSCI EMERGING MKTS	464287234 4,738      35,992SH	SOLE	   35,992
TR MSCI EAFE INDEX FD 		464287465 412,204 5,103,441SH	SOLE    5,103,441
ACCURAY INC DEL COM             004397105 8,837     398,400SH   SOLE      398,400
ALEXANDER & BALDWIN INC         014482103 143         2,700SH   SOLE        2,700
HAWAIIAN ELEC INDS COM          419870100 182         7,680SH   SOLE        7,680
PG & E CORP COM                 69331C108 155         3,428SH   SOLE        3,428
NU SKIN ENTERPRISES INC         67018T105 345        20,923SH   SOLE       20,923
JDS UNIPHASE CORP COM PAR       46612J507 588        43,750SH   SOLE       43,750
NOVACEA INC COM                 66987B103 142        15,000SH   SOLE       15,000